Notes payable (Details) (USD $)	12 Months Ended				1 Months Ended			1 Months Ended										1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Oct. 31, 2009 Note Payable [Member]	Dec. 31, 2013 Note Payable [Member]	Dec. 31, 2012 Note Payable [Member]	Oct. 31, 2009 Note Payable [Member] JECII [Member]	Oct. 31, 2009 Note Payable [Member] One Marks [Member]	Oct. 31, 2009 Note Payable [Member] Little West 12th [Member]	Oct. 31, 2009 Note Payable [Member] One LA [Member]	Oct. 31, 2009 Secured Note Payable [Member]	Dec. 31, 2012 Secured Note Payable [Member]	Oct. 31, 2009 Secured Note Payable [Member] JECII [Member]	Oct. 31, 2009 Secured Note Payable [Member] One Marks [Member]	Oct. 31, 2009 Secured Note Payable [Member] Little West 12th [Member]	Oct. 31, 2009 Secured Note Payable [Member] One LA [Member]	Jan. 31, 2013 Line of Credit [Member]	Oct. 31, 2011 Line of Credit [Member]	Dec. 31, 2013 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member]	Jan. 31, 2013 Line of Credit [Member] Minimum [Member]	Oct. 31, 2011 Line of Credit [Member] Minimum [Member]	Jan. 31, 2013 Line of Credit [Member] Maximum [Member]	Oct. 31, 2011 Line of Credit [Member] Maximum [Member]
Debt Instrument [Line Items]
Interest rate					5.00%							20.00%
Issuance date												Oct. 01, 2009
Membership units purchased by THE ONE GROUP								10.14%	6.55%	5.19%	4.63%
Face value of debt					$ 100,000							$ 300,000
Percentage of ownership interest used as collateral														10.14%	6.55%	5.19%	4.63%
Quarterly interest payments												7,500
Quarterly payments, interest rate												10.00%
Number of quarterly interest payments												8
Payment for purchase of membership units					400,000
Payment to acquire membership units, cash portion					300,000
Number of units called by warrants					10,090
Exercise price of warrants			22.94	32.00	22.94
Frequency of note payment					quarterly							quarterly
Quarterly payments					5,656
Note payable, amount outstanding						15,000	35,000						300,000
Interest expense on notes	293,136	148,141
Maximum amount of credit facility																		5,000,000	3,000,000
Credit facility interest rate																					5.00%
Interest rate, additional rate over prime																						1.75%	1.75%	5.00%	5.00%
Termination date of credit agreement																		Apr. 30, 2015	Apr. 30, 2014
Annual fee paid to CEO for personal guarantee on credit facility																				102,833	57,399
Credit facility, amount outstanding																				4,316,865	2,477,778
Minimum future payments on the notes payable
2014	15,000
2015	$ 4,316,865